Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2021 (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of New Standards or Interpretations Not Yet Adopted

Effective for accounting periods beginning on or after
Amendments to IAS 37, Onerous Contracts — Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020 Cycle	January 1, 2022
Amendments to IAS 16, Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022
Amendments to IFRS 3, Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 1, Classification of liabilities as current or non-current	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of accounting policies	January 1, 2023
Amendments to IAS 8, Definition of accounting estimates	January 1, 2023
Amendments to IAS 12, Deferred tax related to assets and liabilities arising from a single transaction	January 1, 2023